Investment Portfolio
(UNAUDITED) | 07.31.2023
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.8%	Shares	Value
Automobiles - 3.2%
Harley-Davidson, Inc.	35,700	$1,378,377
Tesla, Inc.*	41,700	11,151,831
Beverages - 0.4%
PepsiCo, Inc.	8,800	1,649,648
Biotechnology - 2.1%
AbbVie, Inc.	44,700	6,686,226
Vertex Pharmaceuticals, Inc.*	5,100	1,796,934
Broadline retail - 4.8%
Amazon.com, Inc.*	143,100	19,129,608
Building products - 1.3%
Builders FirstSource, Inc.*	15,400	2,224,222
Carrier Global Corp.	45,531	2,711,371
Communications equipment - 1.3%
Arista Networks, Inc.*	16,100	2,496,949
Cisco Systems, Inc.	47,000	2,445,880
Consumer staples distribution - 2.8%
Costco Wholesale Corp.	8,000	4,485,360
The Kroger Co.	64,500	3,137,280
Wal-Mart, Inc.	21,600	3,452,976
Entertainment - 1.1%
Netflix, Inc.*	9,600	4,214,112
Financial services - 6.7%
Block, Inc.*	38,900	3,132,617
Fiserv, Inc.*	26,600	3,357,186
Global Payments, Inc.	12,600	1,389,150
MasterCard, Inc., Class A	15,630	6,162,596
PayPal Holdings, Inc.*	32,700	2,479,314
Visa, Inc., Class A	33,400	7,940,182
WEX, Inc.*	10,300	1,950,305
Food products - 0.2%
General Mills, Inc.	12,600	941,724
Health care equipment & supplies - 1.6%
Intuitive Surgical, Inc.*	12,300	3,990,120
Stryker Corp.	8,500	2,408,985
Health care providers & services - 5.7%
Centene Corp.*	45,700	3,111,713
CVS Health Corp.	49,600	3,704,624
McKesson Corp.	12,300	4,949,520
The Cigna Group	14,900	4,396,990
UnitedHealth Group, Inc.	12,800	6,481,536
Hotels, restaurants & leisure - 1.8%
Booking Holdings, Inc.*	1,200	3,564,960
Expedia Group, Inc.*	10,400	1,274,312
McDonald's Corp.	8,200	2,404,240
Household durables - 1.4%
Lennar Corp., Class A	22,500	2,853,675
PulteGroup, Inc.	29,200	2,464,188
Interactive media & services - 9.2%
Alphabet, Inc., Class A*	90,680	12,035,050
Alphabet, Inc., Class C*	71,140	9,469,445
Meta Platforms, Inc., Class A*	46,100	14,687,460
IT services - 2.0%
Accenture PLC, Class A	11,700	3,701,295
MongoDB, Inc.*	5,200	2,201,680
Snowflake, Inc., Class A*	12,100	2,150,291
Life sciences tools & services - 0.8%
Thermo Fisher Scientific, Inc.	5,900	3,237,094
Machinery - 2.3%
Caterpillar, Inc.	7,700	2,041,809
Cummins, Inc.	12,900	3,364,320
Deere & Co.	3,800	1,632,480
The Timken Co.	23,700	2,200,782
Media - 0.5%
Omnicom Group, Inc.	21,452	1,815,268
Passenger airlines - 0.6%
United Airlines Holdings, Inc.*	42,100	2,286,451
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	60,000	3,731,400
Eli Lilly & Co.	8,300	3,772,765
Professional services - 1.2%
Paychex, Inc.	17,200	2,158,084
SS&C Technologies Holdings, Inc.	46,100	2,685,325
Semiconductors & semiconductor equipment - 11.4%
Broadcom, Inc.	4,200	3,774,330
KLA Corp.	7,500	3,854,625
Lam Research Corp.	4,100	2,945,809
Microchip Technology, Inc.	46,000	4,321,240
NVIDIA Corp.	54,600	25,514,034
ON Semiconductor Corp.*	31,000	3,340,250
Qorvo, Inc.*	13,600	1,496,272
Software - 21.9%
Adobe, Inc.*	13,600	7,427,912
Cadence Design Systems, Inc.*	29,200	6,833,092
Crowdstrike Holdings, Inc., Class A*	7,400	1,196,284
Dropbox, Inc., Class A*	73,700	1,986,215
Fair Isaac Corp.*	2,300	1,927,331
Fortinet, Inc.*	53,500	4,158,020
Intuit, Inc.	4,300	2,200,310
Microsoft Corp.	133,200	44,744,544
Palo Alto Networks, Inc.*	9,800	2,449,608
Salesforce, Inc.*	20,800	4,680,208
Splunk, Inc.*	14,800	1,603,284
Synopsys, Inc.*	16,800	7,590,240
Specialty retail - 1.0%
AutoZone, Inc.*	1,600	3,970,752
Technology hardware, storage & peripherals - 12.6%
Apple, Inc.	253,464	49,793,003
Total common stocks (cost $175,012,241)		394,897,073
Total investment portfolio (cost $175,012,241) - 99.8%		394,897,073
Other assets in excess of liabilities - 0.2%		829,059
Total net assets - 100.0%		$395,726,132

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.